Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of carrying amount [Line Items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 32,216,067	$ 65,230,574
Allowance for expected credit losses	(7,906,939)	(4,739,962)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of carrying amount [Line Items]
Transfers in or out of level3 of fair value hierarchy assets	0	0
Government securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	83,741	121,569
Other Financial Assets [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	279,916	1,296,294
Bank Loan [member]
Disclosure of carrying amount [Line Items]
Loan Portfolio Sales Profits	983,075	754,333
Corporate Bonds [Member]
Disclosure of carrying amount [Line Items]
Expected credit losses	4,117	25,541
Financial Trust [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	1,699	301
Local Government Securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	603,029	1,870,183
Undrawn Commitments Of Credit Cards And checking Accounts [Member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	7,428,500	3,190,674
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage one exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	(3,428,848)	27,910,904
Expected credit loss allowance	144,809	472,743
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage two exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	3,408,679	(27,915,148)
Expected credit loss allowance	(144,896)	(472,754)
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage three exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	20,169	4,244
Expected credit loss allowance	87	11
Contingent liability for guarantees [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	444,845	1,455,996
Overdraft and unused agreed commitments [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	$ 33,594	$ 93,292